Income Taxes - Schedule of Income Taxes Paid or Refunded by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Domestic federal
Domestic federal	$ (4)
Foreign
Foreign	108
Total income tax refunded	104	$ (1,919)	$ 82
Brazil [Member]
Domestic federal
Domestic federal	(4)
Colombia [Member]
Foreign
Foreign	383
Chile [Member]
Foreign
Foreign	33
Portugal [Member]
Foreign
Foreign	(76)
Mexico [Member]
Foreign
Foreign	(213)
Other [Member]
Foreign
Foreign	$ (19)